Document and Entity Information	Feb. 27, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000891024
Document Type	8-K
Document Period End Date	Feb. 27, 2020
Entity Registrant Name	PATTERSON COMPANIES, INC.
Entity Incorporation State Country Code	MN
Entity File Number	0-20572
Entity Tax Identification Number	41-0886515
Entity Address, Address Line One	1031 Mendota Heights Road
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55120
City Area Code	(651)
Local Phone Number	686-1600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01
Trading Symbol	PDCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false